General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 10,386	$ 7,713
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	4,215	4,475
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	2,470	1,360
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	2,410	1,073
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	428	277
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	134	27
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	462	303
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 267	$ 198